Document and Entity Information	Aug. 16, 2023
Cover [Abstract]
Entity Registrant Name	SkyWater Technology, Inc
Amendment Flag	false
Entity Central Index Key	0001819974
Document Type	8-K
Document Period End Date	Aug. 16, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-40345
Entity Tax Identification Number	37-1839853
Entity Address, Address Line One	2401 East 86th Street
Entity Address, City or Town	Bloomington
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55425
City Area Code	(952)
Local Phone Number	851-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	SKYT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false